Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Inventories, net

Note 5 – Inventories, net

Inventory consisted of the following:

	December 31, 2023	December 31, 2022

Goods in transit	$1,158,689	$357,484
Finished goods	7,971,989	14,326,309
Less: allowance of obsolete inventories	(932,276)	(1,405,588)
Inventories, net	$8,198,402	$13,278,205

The movement of the allowance for doubtful accounts was as follows:

December 31, 2023
Balance as of the beginning of year	$1,405,588
Reversals	(438,949)
Translation adjustments	(34,363)
Balance as of the end of year	$932,276